January 3, 2017

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Multi-Manager Alternative Strategies Fund, a series of BlackRock FundsSM

Post-Effective Amendment No. 651 to the Registration Statement on Form N-1A

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of its series BlackRock Multi-Manager Alternative Strategies Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 651 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 651 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on December 27, 2016.

Sincerely,

BlackRock FundsSM

/s/ Benjamin Archibald

Benjamin Archibald

Secretary of the Registrant